SEGMENT INFORMATION - Consolidated Statements of Income Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	$ 2,833	$ 2,859	$ 5,476	$ 5,712
Depreciation	480	476	975	936
Exploration, evaluation and project expenses	101	100	172	167
Other expenses (income)	18	2	70	(9)
Segment income	766	996	1,240	2,003
Profit (loss), attributable to non-controlling interests	197	229	346	497
Operating segments
Disclosure of operating segments [line items]
Segment income	828	912	1,451	2,036
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	779	748	1,290	1,455
Site operating costs, royalties and community relations	404	371	734	681
Depreciation	91	80	154	149
Exploration, evaluation and project expenses	7	5	15	7
Other expenses (income)	2	3	4	(18)
Segment income	275	289	383	636
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	359	284	784	648
Site operating costs, royalties and community relations	178	131	382	283
Depreciation	67	48	158	110
Exploration, evaluation and project expenses	5	4	7	6
Other expenses (income)	1	1	3	1
Segment income	108	100	234	248
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	232	232	486	427
Site operating costs, royalties and community relations	129	117	268	224
Depreciation	43	44	93	86
Exploration, evaluation and project expenses	2	4	3	4
Other expenses (income)	0	0	0	1
Segment income	58	67	122	112
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	258	318	549	656
Site operating costs, royalties and community relations	117	136	237	265
Depreciation	60	60	124	118
Exploration, evaluation and project expenses	1	12	2	14
Other expenses (income)	3	4	4	5
Segment income	77	106	182	254
Revenue, attributable to non-controlling interests	105	130	221	265
Cost of sales, attributable to non-controlling interests	70	78	143	153
Profit (loss), attributable to non-controlling interests	35	47	77	106
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	344	331	665	653
Site operating costs, royalties and community relations	139	129	283	252
Depreciation	60	64	131	127
Exploration, evaluation and project expenses	2	1	2	3
Other expenses (income)	4	5	5	7
Segment income	139	132	244	264
Revenue, attributable to non-controlling interests	69	67	133	131
Cost of sales, attributable to non-controlling interests	40	39	83	76
Profit (loss), attributable to non-controlling interests	28	27	50	54
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	172	145	299	282
Site operating costs, royalties and community relations	70	57	136	112
Depreciation	41	33	66	61
Exploration, evaluation and project expenses	0	1	0	4
Other expenses (income)	1	5	4	15
Segment income	60	49	93	90
Operating segments | Lumwana
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	189	211	360	498	$ 868	$ 962
Site operating costs, royalties and community relations	117	109	247	225	443	373
Depreciation	59	33	103	71	223	197
Exploration, evaluation and project expenses	10	2	17	2	11	0
Other expenses (income)	3	5	5	5	11	1
Segment income	0	62	(12)	195	$ 180	$ 391
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	149	149	307	280
Site operating costs, royalties and community relations	72	60	136	110
Depreciation	19	23	38	33
Exploration, evaluation and project expenses	0	1	0	2
Other expenses (income)	7	(1)	26	0
Segment income	51	66	107	135
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	119	118	230	249
Site operating costs, royalties and community relations	56	57	114	119
Depreciation	15	14	31	31
Exploration, evaluation and project expenses	0	0	0	0
Other expenses (income)	1	5	17	6
Segment income	47	42	68	93
Operating segments | Other
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	392	429	786	822
Site operating costs, royalties and community relations	245	258	496	485
Depreciation	56	108	127	202
Exploration, evaluation and project expenses	2	3	4	6
Other expenses (income)	16	12	36	30
Segment income	73	48	123	99
Operating segments | Reportable segments [member]
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	2,993	2,965	5,756	5,970
Site operating costs, royalties and community relations	1,527	1,425	3,033	2,756
Depreciation	511	507	1,025	988
Exploration, evaluation and project expenses	29	33	50	48
Other expenses (income)	38	39	104	52
Segment income	888	961	1,544	2,126
Operating segments | Segment total [Member]
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	2,821	2,820	5,457	5,688
Site operating costs, royalties and community relations	1,457	1,368	2,897	2,644
Depreciation	470	474	959	927
Exploration, evaluation and project expenses	29	32	50	44
Other expenses (income)	37	34	100	37
Segment income	828	912	1,451	2,036
Accretion expense	12	9	24	16
Operating segments | Nevada Gold Mines [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	578	549	1,083	1,105
Cost of sales, attributable to non-controlling interests	390	354	769	687
Profit (loss), attributable to non-controlling interests	179	189	299	417
Operating segments | North Mara and Bulyanhulu [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	43	43	86	85
Cost of sales, attributable to non-controlling interests	26	25	51	47
Profit (loss), attributable to non-controlling interests	17	17	29	36
Operating segments | Tongon [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	11	9	22	17
Cost of sales, attributable to non-controlling interests	7	9	16	18
Profit (loss), attributable to non-controlling interests	2	(1)	5	(2)
Material reconciling items [member] | Kibali [Member]
Disclosure of operating segments [line items]
Revenue (notes 4 and 5)	(172)	(145)	(299)	(282)
Site operating costs, royalties and community relations	(70)	(57)	(136)	(112)
Depreciation	(41)	(33)	(66)	(61)
Exploration, evaluation and project expenses	0	(1)	0	(4)
Other expenses (income)	(1)	(5)	(4)	(15)
Segment income	$ (60)	$ (49)	$ (93)	$ (90)